Allowance for Doubtful Accounts (Tables)	24 Months Ended
Oct. 31, 2012
Summary of Allowance for Doubtful Accounts

The activity related to our allowance for doubtful accounts for our retail portfolio segment, wholesale portfolio segment, and trade and other receivables is summarized as follows:

	October 31, 2012
(in millions)	Retail Portfolio	Wholesale Portfolio	Trade and Other Receivables	Total
Allowance for doubtful accounts, at beginning of period	$31	$2	$17	$50
Provision for doubtful accounts, net of recoveries	3	(2)	13	14
Charge-off of accounts(A)	(7)	—	(6)	(13)

Allowance for doubtful accounts, at end of period	$27	$—	$24	$51

	October 31, 2011
(in millions)	Retail Portfolio	Wholesale Portfolio	Trade and Other Receivables	Total
Allowance for doubtful accounts, at beginning of period	$58	$2	$36	$96
Provision for doubtful accounts, net of recoveries	(5)	—	(1)	(6)
Charge-off of accounts(A)	(22)	—	(18)	(40)

Allowance for doubtful accounts, at end of period	$31	$2	$17	$50

	October 31, 2010
(in millions)	Retail Portfolio	Wholesale Portfolio	Trade and Other Receivables	Total
Allowance for doubtful accounts, at beginning of period	$58	$1	$45	$104
Provision for doubtful accounts, net of recoveries	26	1	2	29
Charge-off of accounts(A)	(26)	—	(11)	(37)

Allowance for doubtful accounts, at end of period	$58	$2	$36	$96

(A)	We repossess sold and leased vehicles on defaulted finance receivables and leases, and place them into Inventories. Losses recognized at the time of repossession and charged against the allowance for doubtful accounts were $6 million, $20 million, and $22 million in 2012, 2011, and 2010, respectively.

Impaired Finance Receivables

Information regarding impaired finance receivables is as follows:

	As of October 31, 2012			As of October 31, 2011
(in millions)	Retail Portfolio	Wholesale Portfolio	Total	Retail Portfolio	Wholesale Portfolio	Total
Impaired finance receivables with specific loss reserves	$14	$—	$14	$15	$—	$15
Impaired finance receivables without specific loss reserves	1	—	1	2	—	2
Specific loss reserves on impaired finance receivables	9	—	9	10	—	10
Finance receivables on non-accrual status	10	—	10	14	—	14

Aging Analysis of Finance Receivables

The Company uses the aging of its receivables as well as other inputs when assessing credit quality. The aging analysis for finance receivables is summarized as follows:

	As of October 31, 2012
(in millions)	Retail Portfolio	Wholesale Portfolio	Total
Current, and up to 30 days past due	$965	$1,126	$2,091
30-90 days past due	72	1	73
Over 90 days past due	11	1	12

Total finance receivables	$1,048	$1,128	$2,176